FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes our assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2023 and January 1, 2023:

	December 31, 2023		January 1, 2023
(In thousands)	Total Fair Value	Level 2	Total Fair Value	Level 2
Assets
Prepaid expenses and other current assets
Derivative financial instruments (Note 12)	$313	$313	$703	$703

Other long-term assets
Prepaid Forward	16,298	16,298	$34,661	$34,661
Total assets	$16,611	$16,611	$35,364	$35,364

Liabilities
Accrued liabilities
Derivative financial instruments (Note 12)	2,456	2,456	5,318	5,318
Total liabilities	$2,456	$2,456	$5,318	$5,318